Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	December 31, 2017	December 31, 2016
Management Supporting System	$626,717	$587,247
User Office Management Software	567,029	531,319
Multi Account Trading System	686,404	643,176
MTK Club Management System	534,858	-
MTK Multi Trading Commissions System	560,986	-
MTK Office Management System	353,498	-
AGM domain name	14,800	-
Total intangible assets	3,344,292	1,761,742
Less: accumulated amortization	(240,164)	(14,682)
Total intangible assets, net	$3,104,128	$1,747,060